UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

                68137

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

          (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period: 10/31/11

Item 1.  Schedule of Investments.

	Arrow DWA Balanced Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.8%
	COMMODITY FUND - 10.0%
596,504	PowerShares DB Gold Fund * +	$ 35,855,855

	DEBT FUNDS - 38.6%
579,647	iShares Barclays 7-10 Year Treasury Bond Fund	59,999,261
192,000	iShares Barclays TIPS Bond Fund	22,366,080
688,884	Vanguard Short-Term Bond ETF	56,130,268
		138,495,609
	EQUITY FUNDS - 38.4%
224,300	iShares Dow Jones US Consumer Goods Sector Index Fund	15,151,465
216,620	iShares Dow Jones US Consumer Services Sector Index Fund +	15,284,707
179,200	iShares Dow Jones US Industrial Sector Index Fund	15,285,760
726,100	Vanguard Growth ETF	45,330,423
600,000	Vanguard Small-Cap Growth ETF	46,644,000
		137,696,355
	FOREIGN INDEX FUNDS - 11.8%
627,499	iShares MSCI Malaysia Index Fund	8,709,686
603,400	iShares MSCI Singapore Index Fund	7,391,650
162,050	iShares MSCI South Korea Index Fund	8,977,570
358,600	iShares MSCI Switzerland Index Fund	8,427,100
684,950	iShares MSCI Taiwan Index Fund	8,856,404
		42,362,410

	TOTAL EXCHANGE TRADED FUNDS (Cost - $317,985,062)	354,410,229

	SHORT-TERM INVESTMENT - 1.5%
	MONEY MARKET FUND - 1.5%
5,637,671	Fidelity Institutional Money Market Funds - Money Market Portfolio	5,637,671
	to yield 0.15%** (Cost $5,637,671)

	TOTAL INVESTMENTS - 100.3% ( Cost - $323,622,733)	$ 360,047,900
	OTHER LIABILITIES LESS ASSETS - (0.3)%	(1,214,716)
	TOTAL NET ASSETS - 100.0%	$ 358,833,184

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 38,569,230
	Unrealized Depreciation:	(2,144,063)
	Net Unrealized Appreciation:	$ 36,425,167

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 354,410,229	$ -	$ -	$ 354,410,229
Short-Term Investments	5,637,671	-	-	5,637,671
Total	$ 360,047,900	$ -	$ -	$ 360,047,900

There were no significant transfers in to and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

	Arrow DWA Tactical Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS AND NOTES - 85.2%
	COMMODITY FUNDS - 19.8%
116,450	iPath Dow Jones-UBS Precious Metals Subindex Total Return ETN * +	$ 11,148,923
153,300	PowerShares DB Gold Double Long ETN *	8,974,182
184,550	PowerShares DB Gold Fund *	11,093,301
296,650	PowerShares DB Precious Metals Fund *	18,045,220
		49,261,626
	DEBT FUNDS - 45.8%
203,200	iShares Barclays 20+ Year Treasury Bond Fund	23,546,816
195,900	iShares Barclays 7-10 Year Treasury Bond Fund	20,277,609
198,500	iShares Barclays TIPS Bond Fund	23,123,264
384,850	SPDR Barclays Capital International Treasury Bond ETF	23,518,184
401,200	SPDR DB International Government Inflation-Protected Bond ETF	23,702,896
		114,168,769
	EQUITY FUNDS - 19.6%
763,800	Consumer Staples Select Sector SPDR Fund	23,708,352
717,700	Utilities Select Sector SPDR Fund	25,004,668
		48,713,020

	TOTAL EXCHANGE TRADED
	FUNDS AND NOTES (Cost - $210,710,612)	212,143,415

	SHORT-TERM INVESTMENTS - 13.3%^
	MUTUAL FUND - 13.3%
33,213,515	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.15%** (Cost $33,213,515)	33,213,515

	TOTAL INVESTMENTS - 98.5% (Cost $243,924,127) (a)	$ 245,356,930
	OTHER ASSETS & LIABILITIES - 1.5%	3,632,072
	TOTAL NET ASSETS - 100.0%	$ 248,989,002

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 3,362,044
	Unrealized Depreciation:	(1,929,241)
	Net Unrealized Appreciation:	$ 1,432,803

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Tactical Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.

Long		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS
144	Japenese Yen Futures December 2011
	(Underlying Face Amount at Value $23,077,800)	$ (429,144)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds and Notes	$ 212,143,415	$ -	$ -	$ 212,143,415
Short-Term Investments	33,213,515	-	-	33,213,515
Total	$ 245,356,930	$ -	$ -	$ 245,356,930
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 429,513	$ -	$ -	$ 429,513

There were no significant transfers in to and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited)
Shares		Value
	COMMON STOCKS - 6.0%^
	AEROSPACE/DEFENSE - 0.3%
800	Goodrich Corp.	$ 98,104

	BANKS - 0.3%
3,600	Tower Bancorp, Inc.	92,592

	COMMERCIAL SERVICES - 0.3%
3,100	Pharmaceutical Product Development, Inc.	102,269

	ELECTRICAL COMPONENT & EQUIPMENT - 0.2%
12,100	Fushi Copperweld, Inc. *	76,956

	HEALTHCARE-PRODUCTS - 0.3%
1,400	Kinetic Concepts, Inc. *	95,746

	HEALTHCARE-SERVICES - 0.3%
1,800	Healthspring, Inc. *	97,092

	HOUSEHOLD PRODUCTS/HOUSEWARES - 0.3%
1,200	Clorox Co. (The)	80,328

	INSURANCE - 0.3%
1,700	Harleysville Group, Inc.	99,892

	OIL & GAS - 0.3%
2,700	Brigham Exploration Co. *	98,320

	OIL & GAS SERVICES - 0.3%
13,300	Global Industries, Ltd. *	105,735

	PHARMACEUTICALS - 0.4%
7,600	PharMerica Corp. *	118,560

	PIPELINES - 0.3%
4,000	El Paso Corp.	100,040

	RETAIL - 0.4%
2,000	Family Dollar Stores, Inc.	117,260

	SEMICONDUCTORS - 0.7%
2,200	Netlogic Microsystems, Inc. *	108,240
1,600	Varian Semiconductor Equipment Associates, Inc. *	100,432
		208,672
	SOFTWARE - 0.6%
6,200	Emdeon Inc. - Cl. A *	117,614
2,100	RightNow Technologies, Inc. *	90,321
		207,935
	TELECOMMUNICATIONS - 0.3%
2,800	Motorola Mobility Holdings, Inc. *	108,864

	WATER - 0.4%
4,500	Pennichuck Corp.	128,025

	TOTAL COMMON STOCK (Cost - $1,942,658)	1,936,390

	EXCHANGE TRADED FUNDS - 12.8%^
	DEBT EXCHANGE TRADED FUNDS - 12.7%^
8,900	iShares iBoxx $ High Yield Corporate Bond Fund	794,592
550	iShares iBoxx Investment Grade Corporate Bond Fund	63,085
4,712	iShares JPMorgan USD Emerging Markets Bond Fund	520,205
3,500	iShares S&P National Municipal Bond Fund	370,265
16,624	PowerShares Emerging Markets Sovereign Debt Portfolio	455,996
6,402	PowerShares Fundamental High Yield Corporate Bond Portfolio	116,772
5,000	SPDR Barclays Capital High Yield Bond ETF	194,850
27,000	SPDR DB International Government Inflation-Protected Bond ETF	1,595,160
		4,110,925
	EQUITY EXCHANGE TRADED FUNDS - 0.1%^
1,300	Guggenheim Frontier Markets ETF	25,844
	TOTAL EXCHANGE TRADED
	FUNDS (Cost $3,656,821)	4,136,769

Principal		Value
	CORPORATE BONDS AND NOTES - 1.5%^
$ 130,000	Anheuser-Busch InBev Worldwide, Inc., 6.875% due 11/15/2019	165,882
50,000	Kinder Morgan Energy Partners LP, 9.000% due 2/1/2019	63,641
205,000	Wyeth, 6.000% due 2/15/2036	257,349
	TOTAL CORPORATE BONDS AND NOTES
	(Cost $398,281)	486,872

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 34.4%^
765,000	Federal Farm Credit Bank, 4.900% due 4/15/2015	865,154
123,000	Federal Home Loan Mortgage Corp., 5.000% due 11/13/2014	138,630
149,335	Federal National Mortgage Association, Pool 357919, 5.500% due 8/1/2020	162,260
9,613	Federal National Mortgage Association, Pool 905090, 5.500% due 10/1/2021	10,440
33,153	Federal National Mortgage Association, Pool 950647, 5.500% due 8/1/2022	36,057
653,285	Federal National Mortgage Association, Pool 257157, 4.000% due 3/1/2023	687,752
657,920	Federal National Mortgage Association, Pool 745418, 5.500% due 4/1/2036	716,422
1,828,734	Freddie Mac Gold Pool A86274, 4.500% due 5/1/2039	1,939,811
1,081,280	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	1,224,240
3,444,850	United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029	5,306,915
	TOTAL U.S. GOVERNMENT AND AGENCY
	OBLIGATIONS (Cost $9,587,211)	11,087,681

Shares
	SHORT-TERM INVESTMENTS - 38.1%^
	MUTUAL FUND - 7.1%
2,284,083	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.15%** ++	2,284,083
Principal
	U.S. TREASURIES - 31.0%***
$ 5,000,000	United States Treasury Bills due 1/12/2012, 0.015%	4,999,850
5,000,000	United States Treasury Bills due 11/25/2011, 0.07%	4,999,767
		9,999,617

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,283,700)	12,283,700

	TOTAL INVESTMENTS - 92.8% (Cost $27,868,671) (a)	$ 29,931,412
	OTHER ASSETS & LIABILITIES - 7.2%	2,310,258
	TOTAL NET ASSETS - 100.0%	$ 32,241,670

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ 2,123,789
	Unrealized Depreciation	(61,048)
	Net Unrealized Appreciation	$ 2,062,741
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.
*** Discount rate at time of purchase.
^ All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.
++ All or a portion of this investment is a holding of the Northern Lights SPC

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS
2	Australian Dollar December 2011
	(Underlying Face Amount at Value $210,620)	$ 20
4	British Pound December 2011
	(Underlying Face Amount at Value $403,150)	(25)
8	Euro FX December 2011
	(Underlying Face Amount at Value $1,392,000)	200
3	Gold March 2012 ++
	(Underlying Face Amount at Value $518,190)	120
8	Japanese Yen December 2011
	(Underlying Face Amount at Value $1,282,100)	(20,819)
1	Silver March 2012 ++
	(Underlying Face Amount at Value $172,005)	(205)
6	US 10 Year Note March 2012 ++
	(Underlying Face Amount at Value $769,314)	5,820
6	US Long Bond March 2012 ++
	(Underlying Face Amount at Value $831,000)	12,562

	Net Unrealized Loss from Open Long Futures Contracts	$ (2,327)

	OPEN SHORT FUTURES CONTRACTS
(1)	Canadian Dollar December 2011
	(Underlying Face Amount at Value $100,500)	(4,890)
(5)	Cocoa March 2012 ++
	(Underlying Face Amount at Value $120,320)	(170)
(1)	Coffee March 2012 ++
	(Underlying Face Amount at Value $86,400)	(131)
(7)	Copper March 2012 ++
	(Underlying Face Amount at Value $639,100)	1,313
(18)	Corn March 2012 ++
	(Underlying Face Amount at Value $593,100)	6,975
(2)	Cotton March 2012 ++
	(Underlying Face Amount at Value $102,290)	(1,820)
(4)	Lean Hogs March 2012 ++
	(Underlying Face Amount at Value $144,560)	40
(5)	Live Cattle March 2012 ++
	(Underlying Face Amount at Value $242,750)	50
(10)	Soybean March 2012 ++
	(Underlying Face Amount at Value $613,500)	10,050
(7)	Swiss Franc December 2011
	(Underlying Face Amount at Value $1,002,750)	87,588
(17)	US 10 Year Note December 2011
	(Underlying Face Amount at Value $2,194,071)	5,445
(13)	US Long Bond December 2011
	(Underlying Face Amount at Value $1,807,403)	(22,953)
(7)	Wheat March 2012 ++
	(Underlying Face Amount at Value $232,575)	5,688
(4)	World Sugar #11 March 2012 ++
	(Underlying Face Amount at Value $115,450)	(2,554)

	Net Unrealized Gain from Open Short Futures Contracts	$ 84,631

	Net Unrealized Gain from Open Futures Contracts	$ 82,304

		Unrealized
		Gain / (Loss)

	LONG INDEX SWAP CONTRACTS

Proprietary Industry Rotation Index November 2011,  Long Custom Equity Index Swap -  Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

	(Notional Amount $5,827,349)	$ (14,552)

Proprietary Mean Reversion Index November 2011, Long Custom Equity Index Swap -  Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

	(Notional Amount $2,890,785)	(2,763)

Proprietary Value Index November 2011, Long Custom Equity Index Swap -Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

	(Notional Amount $4,693,818)	(9,063)

	Unrealized Loss from Long Index Swap Contracts	$ (26,378)

	SHORT INDEX SWAP CONTRACTS

Proprietary Industry Rotation Index November 2011, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 65 bps vs. appreciation of index plus dividends

	(Notional Amount $3,852,422)	$ 2,357

Proprietary Mean Reversion Index November 2011, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 55 bps vs. appreciation of index plus dividends

	(Notional Amount $1,930,073)	674

Proprietary Value Index November 2011, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 55 bps vs. appreciation of index plus dividends

	(Notional Amount $2,762,028)	3,479

	Unrealized Gain from Short Index Swap Contracts	$ 6,510

	Total Net Unrealized Loss from Index Swap Contracts	$ (19,868)

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2011 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at 10/31/2011
Commodity contracts	$ 19,356
Equity contracts	(19,868)
Foreign exchange contracts	62,074
Interest rate contracts	874
Total	$ 62,436

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,936,390	$ -	$ -	$ 1,936,390
Exchange Traded Funds	4,136,769	-	-	4,136,769
Open Swaps Contracts	-	6,510	-	6,510
Variation Margin-Open Futures Contracts	-	96,230	-	96,230
U.S. Government and Agency Obligations	-	11,087,681	-	11,087,681
Corporate Bonds and Notes	-	486,872	-	486,872
Short-Term Investments	2,284,083	9,999,617	-	12,283,700
Total	$ 8,357,242	$ 21,676,910	$ -	$ 30,034,152
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 26,378	$ -	$ 26,378

There were no significant transfers in to and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Alternative Solutions Fund ("AASF") with Northern Lights SPC ("AAS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AAS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AASF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AASF's investment objectives and policies.

AAS-CFC utilizes commodity based derivative products to facilitate AASF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AASF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AASF Prospectus.

A summary of the AASF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2011	% of Fund Net Assets at October 31, 2011
AAS-CFC	11/6/09	$1,268,184	3.93%

Arrow Managed Futures Trend Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited)
Principal		Value
	STRUCTURED NOTE - 0.6%
$ 1,000,000	Structured Note - TVICER, 0.00% due 7/30/2012 *
	(Cost $1,000,000)	$ 924,751

	SHORT-TERM INVESTMENTS - 100.3%
	U.S. TREASURIES - 86.6%***
11,000,000	United States Treasury Bills due 11/3/2011, 0.05% ++	10,999,997
10,000,000	United States Treasury Bills due 11/10/2011, 0.00%	10,000,012
10,000,000	United States Treasury Bills due 11/17/2011, 0.08%	9,999,644
8,500,000	United States Treasury Bills due 11/25/2011, 0.07% ++	8,499,604
10,000,000	United States Treasury Bills due 12/1/2011, 0.00%	10,000,042
10,000,000	United States Treasury Bills due 12/15/2011, 0.00%	10,000,122
10,000,000	United States Treasury Bills due 12/29/2011, 0.01%	9,999,839
1,000,000	United States Treasury Bills due 12/29/2011, 0.10% ++	999,839
1,000,000	United States Treasury Bills due 12/29/2011, 0.015% ++	999,976
10,000,000	United States Treasury Bills due 1/5/2012, 0.00%	10,000,180
10,000,000	United States Treasury Bills due 1/12/2012, 0.15%	9,997,999
10,000,000	United States Treasury Bills due 1/12/2012, 0.10%	9,999,700
4,500,000	United States Treasury Bills due 1/12/2012, 0.045% ++	4,499,865
3,000,000	United States Treasury Bills due 1/12/2012, 0.015% ++	2,999,730
10,000,000	United States Treasury Bills due 2/23/2012, 0.02%	9,999,029
2,000,000	United States Treasury Bills due 2/23/2012, 0.00% ++	2,000,000
2,000,000	United States Treasury Bills due 2/23/2012, 0.02% ++	1,999,806
5,000,000	United States Treasury Bills due 1/19/2012, 0.00% ++	5,000,055
10,000,000	United States Treasury Bills due 5/3/2012, 0.165%	9,991,560
		137,986,999
Shares
	MONEY MARKET FUND - 13.7%
21,753,377	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.15%** ^ ++	21,753,377

	TOTAL SHORT-TERM INVESTMENTS (Cost $159,740,376)	159,740,376

	TOTAL INVESTMENTS - 100.9% (Cost $160,740,376) (a)	$ 160,665,127
	OTHER ASSETS & LIABILITIES - (0.9)%	(1,400,944)
	TOTAL NET ASSETS - 100.0%	$ 159,264,183

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	75,249
	Net Unrealized Depreciation:	$ 75,249
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.
***Discount rate at time of purchase.
^ All or a portion of each of these securities may be segregated as collateral for open swaps contracts.
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

Arrow Managed Futures Trend Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2011 (Unaudited)
		Unrealized
		Gain / (Loss)
	LONG SWAP ++
	TVICER Swap, RBS Securities, Inc. - February 28, 2012
	to receive appreciation of index plus dividends vs. depreciation of index	$ 936,356

	Total Net Unrealized Gain on Swap	$ 936,356

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Structured Notes	$ -	$ 924,751	$ -	$ 924,751
Open Swaps Contracts	-	936,356	-	936,356
Short-Term Investments	21,753,377	137,986,999	-	159,740,376
Total	$ 21,753,377	$ 139,848,106	$ -	$ 161,601,483

There were no significant transfers in to and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Managed Futures Trend Fund ("AMFTF") with Arrow MFT Fund Limited ("AMFT-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFT-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AMFTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the AMFTF's investment objectives and policies.

AMFT-CFC utilizes commodity based derivative products to facilitate AMFTF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2011	% of Fund Net Assets at October 31, 2011
AMFT-CFC	7/23/10	$28,391,873	17.83%

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 1.3%
	COMMODITY - 1.3%
4,500	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 201,330
49	iPath Dow Jones-UBS Copper Subindex Total Return ETN *	2,298
467	iPath Dow Jones-UBS Energy Subindex Total Return ETN *	9,606
70	iPath Dow Jones-UBS Grains Subindex Total Return ETN *	3,182
72	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *	2,186
97	iPath Dow Jones-UBS Precious Metals Subindex Total Return ETN *	9,287
66	iPath Dow Jones-UBS Softs Subindex Total Return ETN *	4,920

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $236,798)	232,809

	SHORT-TERM INVESTMENTS - 79.6%
	MUTUAL FUND - 10.6%
1,836,216	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.15%** ^ ++	1,836,216
Principal
	U.S TREASURIES - 69.0%***
2,000,000	United States Treasury Bills due 11/3/2011, 0.00%	2,000,001
3,000,000	United States Treasury Bills due 11/25/2011, 0.095%	2,999,810
3,000,000	United States Treasury Bills due 11/25/2011, 0.07%	2,999,860
2,000,000	United States Treasury Bills due 12/29/2011, 0.025%	2,000,000
2,000,000	United States Treasury Bills due 1/5/2012, 0.005%	1,999,982
		11,999,653

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $13,835,869)	13,835,869

	TOTAL INVESTMENTS - 80.9% ( Cost - $14,072,667)	$ 14,068,678
	OTHER ASSETS LESS LIABILITIES - 19.1%	3,310,855
	TOTAL NET ASSETS - 100.0%	$ 17,379,533

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,216
	Unrealized Depreciation:	(6,205)
	Net Unrealized Depreciation:	$ (3,989)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.
***Discount rate at time of purchase.
^ All or a portion of each of these securities may be segregated as collateral for open futures contracts.
++ All or a portion of this investment is a holding of the ACT Fund Limited

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2011 (Unaudited)

Long		Unrealized
Contracts		Gain / (Loss) +
	OPEN LONG FUTURES CONTRACTS ++
14	Cocoa December 2012
	(Underlying Face Amount at Value $388,220)	$ (51,730)
14	Coffee December 2012
	(Underlying Face Amount at Value $1,223,513)	(233,363)
14	Copper December 2012
	(Underlying Face Amount at Value $1,284,150)	(163,925)
14	Corn December 2012
	(Underlying Face Amount at Value $425,250)	(34,388)
14	Cotton December 2012
	(Underlying Face Amount at Value $675,570)	(6,122)
14	Crude Oil December 2012
	(Underlying Face Amount at Value $1,287,160)	8,670
14	Gasoline June 2012
	(Underlying Face Amount at Value $1,596,302)	(75,256)
14	Gold December 2012
	(Underlying Face Amount at Value $2,430,400)	(93,230)
14	Heating Oil June 2012
	(Underlying Face Amount at Value $1,718,842)	(23,444)
14	Lean Hogs June 2012
	(Underlying Face Amount at Value $556,920)	16,431
14	Live Cattle June 2012
	(Underlying Face Amount at Value $694,960)	6,998
14	Natural Gas March 2013
	(Underlying Face Amount at Value $652,260)	(36,030)
14	Silver December 2012
	(Underlying Face Amount at Value $2,409,820)	(452,850)
14	Soybean November 2012
	(Underlying Face Amount at Value $858,025)	(86,822)
14	Wheat December 2012
	(Underlying Face Amount at Value $523,950)	(74,892)
14	World Sugar # 11 March 2013
	(Underlying Face Amount at Value $381,181)	(9,102)

	Net Unrealized Gain from Open Long Futures Contracts	$ (1,309,055)

+ The amount represents fair value of derivative instruments subject to commodity contracts risk exposure as of October 31, 2011.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Notes	$ 232,809	$ -	$ -	$ 232,809
Short-Term Investments	1,836,216	11,999,653	-	13,835,869
Total	$ 2,069,025	$ 11,999,653	$ -	$ 14,068,678
Liability	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 1,310,077	$ -	$ -	$ 1,310,077
Total	$ 1,310,077	$ -	$ -	$ 1,310,077

There were no significant transfers in to and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Commodity Strategy Fund ("ACS") with ACT Fund Limited ("ACS-CFC") – The Consolidated Portfolio of Investments includes the accounts of ACS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ACS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ACS's investment objectives and policies.

ACS-CFC utilizes commodity based derivative products to facilitate ACS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ACS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ACS Prospectus.

A summary of the ACS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2011	% of Fund Net Assets at October 31, 2011
ACS-CFC	1/3/11	$3,989,352	22.95%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/30/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/30/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/30/11